Transactions and Balances with Related Parties (Details 1) ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) Numbers	Dec. 31, 2016 ILS (₪) Numbers	Dec. 31, 2015 ILS (₪) Numbers
Transactions and Balances with Related Parties [Abstract]
Number of people in director fees | Numbers	6	8	8
Number of people in salaries and related expenses, | Numbers	3	4	5
Directors' fees | ₪	₪ 2.2	₪ 2.7	₪ 3.3
Salaries and related expenses | ₪	₪ 14.3	₪ 31.1	₪ 28.1